ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Liabilities:
Warrant liability - non-current		$ 96
Warrant liability - current	$ 14
Level 3
Liabilities:
Warrant liability - non-current		$ 96
Warrant liability - current	$ 14